Marketable Securities	12 Months Ended
Dec. 31, 2013
Marketable Securities [Abstract]
Marketable Securities
Note 4 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2012 and 2013 are classified as "held-to-maturity" and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2013
Held to maturity:
Corporate debt securities and
government debt securities
Current	15,015	20	(76)	14,959
Non-Current	24,617	69	(167)	24,519

	39,632	89	(243)	39,478

At December 31, 2012
Held to maturity:
Corporate debt securities and
government debt securities
Current	12,702	23	(56)	12,669
Non-Current	28,775	193	(126)	28,842

	41,477	216	(182)	41,511

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of $425K and $391K as of December 31, 2012 and 2013 respectively.

The amortized cost, gross unrealized losses and fair value of the debt securities by major interest type, mostly fixed interest, were as follows:

	December 31, 2013
		Net unrealized
		holding
	Amortized cost	gains/(losses)	Fair value
	US$ thousands

Up to 2%	34,945	(217)	34,728
2.05% - 2.951%	4,687	63	4,750
	39,632	(154)	39,478

	December 31, 2012
		Net unrealized
		holding
	Amortized cost	gains/(losses)	Fair value
	US$ thousands

Up to 2%	33,145	(84)	33,061
2.038% - 2.951%	8,332	118	8,450
	41,477	34	41,511

Activity in marketable securities in 2013	US$ thousands

Balance at January 1, 2013	41,477

Purchases of marketable securities	11,384
Discount of marketable securities	(729)
Proceeds from maturity of marketable securities	(12,500)
Balance at December 31, 2013	39,632

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013:

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities
and government debt
securities	(144)	19,313	(99)	8,112	(243)	27,425

The unrealized losses on the investments were caused by interest rate increases. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.